Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB SUSTAINABLE INTERNATIONAL THEMATIC FUND INC
Entity Central Index Key	0000920701
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000027972
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Class A
Trading Symbol	AWPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI ex USA (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, as weakness across several sectors more than offset the benefit of positive allocation decisions. Sector allocation contributed positively to relative results, with favorable positioning within technology, consumer discretionary, communication services and consumer staples. However, unfavorable security selection, particularly within technology, financials, industrials and health care, weighed significantly on performance. Currency effects were modestly positive during the period. Overall, the Fund’s relative performance was driven by strong allocation decisions that were more than offset by challenges in stock selection across several sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	MSCI ACWI ex USA (net)
06/16	$9,576	$10,000
06/17	$11,165	$12,045
06/18	$11,693	$12,922
06/19	$11,813	$13,088
06/20	$12,898	$12,460
06/21	$17,385	$16,910
06/22	$12,896	$13,626
06/23	$14,434	$15,359
06/24	$15,087	$17,144
06/25	$16,843	$20,182
06/26	$17,828	$25,764

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class A (without sales charges)	5.84%	0.50%	6.41%
Class A (with sales charges)	1.34%	-0.36%	5.95%
MSCI ACWI ex USA (net)	27.66%	8.79%	9.93%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-sustainable-international-thematic-fund.A.01879X103.html#performance for the most recent performance information.

AssetsNet	$ 683,292,338
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 5,404,380
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$683,292,338
# of Portfolio Holdings	67
Portfolio Turnover Rate	113%
Total Advisory Fees Paid (Net)	$5,404,380

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	23.9%
Industrials	23.4%
Financials	22.3%
Health Care	11.1%
Utilities	6.5%
Consumer Staples	3.1%
Energy	1.5%
Real Estate	1.5%
Materials	1.5%
Consumer Discretionary	0.9%
Short-Term Investments	4.0%
Other assets less liabilities	0.3%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	13.5%
United Kingdom	11.4%
Taiwan	8.4%
Italy	6.4%
Switzerland	6.3%
Germany	5.0%
Hong Kong	4.6%
Spain	4.3%
United States	4.1%
South Korea	4.1%
China	3.8%
Netherlands	3.6%
Canada	2.7%
Others	17.5%
Short-Term Investments	4.0%
Other assets less liabilities	0.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$49,937,548	7.3%
Samsung Electronics Co., Ltd.	$28,089,972	4.1%
AstraZeneca PLC	$18,606,952	2.7%
AIA Group Ltd. - Class H	$18,369,063	2.7%
ASML Holding NV	$17,841,385	2.6%
Iberdrola SA	$16,828,590	2.5%
Sandvik AB	$16,567,618	2.4%
TE Connectivity PLC	$15,818,321	2.3%
Credit Saison Co., Ltd.	$15,505,149	2.3%
Veralto Corp.	$15,498,781	2.3%
Total	$213,063,379	31.2%

C000027975
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Advisor Class
Trading Symbol	AWPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI ex USA (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, as weakness across several sectors more than offset the benefit of positive allocation decisions. Sector allocation contributed positively to relative results, with favorable positioning within technology, consumer discretionary, communication services and consumer staples. However, unfavorable security selection, particularly within technology, financials, industrials and health care, weighed significantly on performance. Currency effects were modestly positive during the period. Overall, the Fund’s relative performance was driven by strong allocation decisions that were more than offset by challenges in stock selection across several sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	MSCI ACWI ex USA (net)
06/16	$10,000	$10,000
06/17	$11,684	$12,045
06/18	$12,266	$12,922
06/19	$12,423	$13,088
06/20	$13,603	$12,460
06/21	$18,382	$16,910
06/22	$13,670	$13,626
06/23	$15,339	$15,359
06/24	$16,071	$17,144
06/25	$17,988	$20,182
06/26	$19,083	$25,764

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Advisor Class	6.09%	0.75%	6.68%
MSCI ACWI ex USA (net)	27.66%	8.79%	9.93%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-sustainable-international-thematic-fund.Advisor.01879X400.html#performance for the most recent performance information.

AssetsNet	$ 683,292,338
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 5,404,380
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$683,292,338
# of Portfolio Holdings	67
Portfolio Turnover Rate	113%
Total Advisory Fees Paid (Net)	$5,404,380

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	23.9%
Industrials	23.4%
Financials	22.3%
Health Care	11.1%
Utilities	6.5%
Consumer Staples	3.1%
Energy	1.5%
Real Estate	1.5%
Materials	1.5%
Consumer Discretionary	0.9%
Short-Term Investments	4.0%
Other assets less liabilities	0.3%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	13.5%
United Kingdom	11.4%
Taiwan	8.4%
Italy	6.4%
Switzerland	6.3%
Germany	5.0%
Hong Kong	4.6%
Spain	4.3%
United States	4.1%
South Korea	4.1%
China	3.8%
Netherlands	3.6%
Canada	2.7%
Others	17.5%
Short-Term Investments	4.0%
Other assets less liabilities	0.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$49,937,548	7.3%
Samsung Electronics Co., Ltd.	$28,089,972	4.1%
AstraZeneca PLC	$18,606,952	2.7%
AIA Group Ltd. - Class H	$18,369,063	2.7%
ASML Holding NV	$17,841,385	2.6%
Iberdrola SA	$16,828,590	2.5%
Sandvik AB	$16,567,618	2.4%
TE Connectivity PLC	$15,818,321	2.3%
Credit Saison Co., Ltd.	$15,505,149	2.3%
Veralto Corp.	$15,498,781	2.3%
Total	$213,063,379	31.2%

C000027974
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Class C
Trading Symbol	AWPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.79%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI ex USA (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, as weakness across several sectors more than offset the benefit of positive allocation decisions. Sector allocation contributed positively to relative results, with favorable positioning within technology, consumer discretionary, communication services and consumer staples. However, unfavorable security selection, particularly within technology, financials, industrials and health care, weighed significantly on performance. Currency effects were modestly positive during the period. Overall, the Fund’s relative performance was driven by strong allocation decisions that were more than offset by challenges in stock selection across several sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	MSCI ACWI ex USA (net)
06/16	$10,000	$10,000
06/17	$11,570	$12,045
06/18	$12,023	$12,922
06/19	$12,061	$13,088
06/20	$13,067	$12,460
06/21	$17,480	$16,910
06/22	$12,867	$13,626
06/23	$14,295	$15,359
06/24	$14,827	$17,144
06/25	$16,423	$20,182
06/26	$17,249	$25,764

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class C (without sales charges)	5.03%	-0.27%	5.60%
Class C (with sales charges)	4.03%	-0.27%	5.60%
MSCI ACWI ex USA (net)	27.66%	8.79%	9.93%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-sustainable-international-thematic-fund.C.01879X301.html#performance for the most recent performance information.

AssetsNet	$ 683,292,338
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 5,404,380
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$683,292,338
# of Portfolio Holdings	67
Portfolio Turnover Rate	113%
Total Advisory Fees Paid (Net)	$5,404,380

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	23.9%
Industrials	23.4%
Financials	22.3%
Health Care	11.1%
Utilities	6.5%
Consumer Staples	3.1%
Energy	1.5%
Real Estate	1.5%
Materials	1.5%
Consumer Discretionary	0.9%
Short-Term Investments	4.0%
Other assets less liabilities	0.3%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	13.5%
United Kingdom	11.4%
Taiwan	8.4%
Italy	6.4%
Switzerland	6.3%
Germany	5.0%
Hong Kong	4.6%
Spain	4.3%
United States	4.1%
South Korea	4.1%
China	3.8%
Netherlands	3.6%
Canada	2.7%
Others	17.5%
Short-Term Investments	4.0%
Other assets less liabilities	0.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$49,937,548	7.3%
Samsung Electronics Co., Ltd.	$28,089,972	4.1%
AstraZeneca PLC	$18,606,952	2.7%
AIA Group Ltd. - Class H	$18,369,063	2.7%
ASML Holding NV	$17,841,385	2.6%
Iberdrola SA	$16,828,590	2.5%
Sandvik AB	$16,567,618	2.4%
TE Connectivity PLC	$15,818,321	2.3%
Credit Saison Co., Ltd.	$15,505,149	2.3%
Veralto Corp.	$15,498,781	2.3%
Total	$213,063,379	31.2%

C000027978
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Class I
Trading Symbol	AWPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI ex USA (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, as weakness across several sectors more than offset the benefit of positive allocation decisions. Sector allocation contributed positively to relative results, with favorable positioning within technology, consumer discretionary, communication services and consumer staples. However, unfavorable security selection, particularly within technology, financials, industrials and health care, weighed significantly on performance. Currency effects were modestly positive during the period. Overall, the Fund’s relative performance was driven by strong allocation decisions that were more than offset by challenges in stock selection across several sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class I	MSCI ACWI ex USA (net)
06/16	$10,000	$10,000
06/17	$11,695	$12,045
06/18	$12,294	$12,922
06/19	$12,466	$13,088
06/20	$13,648	$12,460
06/21	$18,441	$16,910
06/22	$13,699	$13,626
06/23	$15,374	$15,359
06/24	$16,096	$17,144
06/25	$17,995	$20,182
06/26	$19,083	$25,764

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class I	6.04%	0.69%	6.68%
MSCI ACWI ex USA (net)	27.66%	8.79%	9.93%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-sustainable-international-thematic-fund.I.01879X707.html#performance for the most recent performance information.

AssetsNet	$ 683,292,338
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 5,404,380
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$683,292,338
# of Portfolio Holdings	67
Portfolio Turnover Rate	113%
Total Advisory Fees Paid (Net)	$5,404,380

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	23.9%
Industrials	23.4%
Financials	22.3%
Health Care	11.1%
Utilities	6.5%
Consumer Staples	3.1%
Energy	1.5%
Real Estate	1.5%
Materials	1.5%
Consumer Discretionary	0.9%
Short-Term Investments	4.0%
Other assets less liabilities	0.3%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	13.5%
United Kingdom	11.4%
Taiwan	8.4%
Italy	6.4%
Switzerland	6.3%
Germany	5.0%
Hong Kong	4.6%
Spain	4.3%
United States	4.1%
South Korea	4.1%
China	3.8%
Netherlands	3.6%
Canada	2.7%
Others	17.5%
Short-Term Investments	4.0%
Other assets less liabilities	0.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$49,937,548	7.3%
Samsung Electronics Co., Ltd.	$28,089,972	4.1%
AstraZeneca PLC	$18,606,952	2.7%
AIA Group Ltd. - Class H	$18,369,063	2.7%
ASML Holding NV	$17,841,385	2.6%
Iberdrola SA	$16,828,590	2.5%
Sandvik AB	$16,567,618	2.4%
TE Connectivity PLC	$15,818,321	2.3%
Credit Saison Co., Ltd.	$15,505,149	2.3%
Veralto Corp.	$15,498,781	2.3%
Total	$213,063,379	31.2%

C000230902
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Class Z
Trading Symbol	AWPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI ex USA (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, as weakness across several sectors more than offset the benefit of positive allocation decisions. Sector allocation contributed positively to relative results, with favorable positioning within technology, consumer discretionary, communication services and consumer staples. However, unfavorable security selection, particularly within technology, financials, industrials and health care, weighed significantly on performance. Currency effects were modestly positive during the period. Overall, the Fund’s relative performance was driven by strong allocation decisions that were more than offset by challenges in stock selection across several sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class Z	MSCI ACWI ex USA (net)
07/21	$10,000	$10,000
06/22	$7,394	$8,203
06/23	$8,301	$9,246
06/24	$8,702	$10,320
06/25	$9,738	$12,149
06/26	$10,332	$15,509

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 07/27/21
Class Z	6.10%	0.67%
MSCI ACWI ex USA (net)	27.66%	9.31%

Performance Inception Date	Jul. 27, 2021
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-sustainable-international-thematic-fund.Z.01879X806.html#performance for the most recent performance information.

AssetsNet	$ 683,292,338
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 5,404,380
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$683,292,338
# of Portfolio Holdings	67
Portfolio Turnover Rate	113%
Total Advisory Fees Paid (Net)	$5,404,380

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	23.9%
Industrials	23.4%
Financials	22.3%
Health Care	11.1%
Utilities	6.5%
Consumer Staples	3.1%
Energy	1.5%
Real Estate	1.5%
Materials	1.5%
Consumer Discretionary	0.9%
Short-Term Investments	4.0%
Other assets less liabilities	0.3%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	13.5%
United Kingdom	11.4%
Taiwan	8.4%
Italy	6.4%
Switzerland	6.3%
Germany	5.0%
Hong Kong	4.6%
Spain	4.3%
United States	4.1%
South Korea	4.1%
China	3.8%
Netherlands	3.6%
Canada	2.7%
Others	17.5%
Short-Term Investments	4.0%
Other assets less liabilities	0.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$49,937,548	7.3%
Samsung Electronics Co., Ltd.	$28,089,972	4.1%
AstraZeneca PLC	$18,606,952	2.7%
AIA Group Ltd. - Class H	$18,369,063	2.7%
ASML Holding NV	$17,841,385	2.6%
Iberdrola SA	$16,828,590	2.5%
Sandvik AB	$16,567,618	2.4%
TE Connectivity PLC	$15,818,321	2.3%
Credit Saison Co., Ltd.	$15,505,149	2.3%
Veralto Corp.	$15,498,781	2.3%
Total	$213,063,379	31.2%